Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rates	6.60%
Expenses discounted using weighted average interest rates	5.30%
Reversion period	3 years
Percentage of assumption for net separate account investment performance	7.00%
Fixed maturity securities priced using independent pricing services	86.00%	86.00%
Fixed maturity securities priced using external source data	99.00%	99.00%
Loans delinquent period	90 days
Valuation allowance for policy loan	$ 0
Government agency discount notes maturity period	12 months
Agreements require a minimum of fair value	102.00%
Cash and cash equivalents liquid investments maturities period	Less than three months
Company's life insurance	4.00%	5.00%	5.00%
Life insurance policies	38.00%	40.00%	42.00%
Annual impairment test	$ 0	$ 0	$ 0